Fair Value Measurements (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 U.S. government agency securities	Jun. 30, 2013 Recurring basis U.S. government agency securities	Jun. 30, 2013 Recurring basis Corporate debt securities	Jun. 30, 2013 Recurring basis Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Recurring basis Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2011 Recurring basis Quoted Prices in Active Markets for Identical Assets (Level 1)	Jun. 30, 2013 Recurring basis Significant Other Observable Inputs (Level 2)	Jun. 30, 2013 Recurring basis Significant Other Observable Inputs (Level 2) U.S. government agency securities	Jun. 30, 2013 Recurring basis Significant Other Observable Inputs (Level 2) Corporate debt securities	Dec. 31, 2011 Recurring basis Significant Unobservable Inputs (Level 3)	Jun. 30, 2013 Recurring basis Total	Dec. 31, 2012 Recurring basis Total	Dec. 31, 2011 Recurring basis Total
Fair value of financial assets and liabilities measured at fair value on a recurring basis
Adjustment made to U.S. Treasury securities	$ 0	$ 0
Assets:
Cash equivalents						24,223,000	71,316,000	8,315,000					24,223,000	71,316,000	8,315,000
Marketable securities	31,956,000		3,996,000	3,996,000	27,960,000					3,996,000	27,960,000
Total						24,223,000	71,316,000	8,315,000	31,956,000				56,179,000	71,316,000	8,315,000
Liabilities:
Redeemable convertible preferred stock warrants												2,145,000			2,145,000
Total												$ 2,145,000			$ 2,145,000